Property and Equipment, Net - Summary of Property and Equipment (Details) - USD ($)	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 100,171		$ 75,475		$ 66,137
Less: Accumulated depreciation	(48,230)		(37,799)		(23,845)
Total Property and equipment, net	51,941		37,676		42,292
Environmental Turf Services, LLC [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 58,572	58,191	$ 45,472		$ 44,359
Less: Accumulated depreciation		(35,326)	(33,876)	(33,876)		(28,071)
Total Property and equipment, net		24,696	24,315	11,596		16,288
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	51,794		51,794		46,233
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	15,254		15,254		13,254
Equipment [Member] | Environmental Turf Services, LLC [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		5,935	4,104	2,629		2,629
Molds and Dies [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,200		4,200		6,650
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,227		4,227
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 24,696
Automobiles [Member] | Environmental Turf Services, LLC [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		50,277	50,277	37,557		37,557
Computers [Member] | Environmental Turf Services, LLC [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		2,745	2,745	2,745		1,632
Furniture And Fixtures [Member] | Environmental Turf Services, LLC [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 1,065	$ 1,065	$ 2,541		$ 2,541